Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Acquired Intangible Assets, Net [Abstract]
Schedule of Definite-lived Intangible Assets
	December 31,
	2013	2014

Definite-lived
Domain names	$2,482	$5,140
Technology	12,013	28,043
Non-compete agreement	3,985	13,026
Customer relationship	2,973	5,110
Distributor relationship	-	6,930
Others	3,666	8,926

Total acquired definite-lived intangible assets	25,119	67,175
Less: Accumulated amortization
Domain names	(859)	(1,252)
Technology	(3,450)	(7,627)
Non-compete agreement	(1,584)	(4,426)
Customer relationship	(507)	(1,552)
Distributor relationship	-	(347)
Others	(1,322)	(3,225)
Less: Impairment loss
Domain names	(424)	(413)
Technology	(887)	(859)
Others	(72)	(70)

Acquired definite-lived intangible assets, net	$16,014	$47,404

Schedule of Indefinite-lived Intangible Assets
	December 31,
	2013	2014

Indefinite-lived
Domain names	$371	$2,937
Trademarks and others	2,200	2,253

Total acquired indefinite-lived intangible assets	2,571	5,190
Less: Accumulated impairment loss
Domain names	(288)	(282)
Trademarks and others	(1,049)	(1,023)

Accumulated impairment loss	(1,337)	(1,305)

Acquired indefinite-lived intangible assets, net	$1,234	$3,885